Loans - Summary of Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 516,300	$ 474,968
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	140,273	134,268
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	179,663	159,475
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	157,172	144,489
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	22,886	23,428
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	16,306	13,308
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	297,543	283,768
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	116,833	116,739
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	162,012	149,630
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	205	216
Pass [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	18,493	17,183
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	22,785	12,023
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	13,685	6,874
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,220	4,168
Special Mention [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	880	981
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	17,988	15,149
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,841	9,704
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,620	4,766
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	470	175
Substandard [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans		504
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	57
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	177,984	164,028
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	914	951
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	811	911
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	156,497	144,098
Not Rated [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	3,513	4,760
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 16,249	$ 13,308